Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	Jan. 01, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) ExchangeRate	Dec. 31, 2020 USD ($) ExchangeRate	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Line items representing significant accounting policies [Line Items]
Amount current liabilities of the Group exceeded current assets		¥ (113,392)	$ (17,378)	¥ (121,595)	¥ (165,900)
Foreign exchange currency rate, RMB per US$1.00 | ExchangeRate		6.5250	6.5250
Present value of the defined benefit obligation		¥ 75		¥ 70
Impact on initial application of IFRS 9 (2014) [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Recognition of additional expected credit losses on: - financial assets measured at amortized cost	¥ 1,118
Related tax	265
Net increase (decrease) in retained profits and reserves	¥ (853)
Revolving banking facilities [member]
Line items representing significant accounting policies [Line Items]
Revolving banking facilities		352,400
Unutilized revolving banking facilities		¥ 348,400